                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                        SUPPLEMENT DATED MARCH 27, 2000
                     TO THE PROSPECTUS DATED MARCH 1, 2000

     American General Corporation has acquired the assets of CypressTree Investments, Inc., including its investment advisor, CypressTree Asset Management Corporation, Inc. and CypressTree Funds Distributors, Inc., its mutual fund distributor. CypressTree Asset Management Corporation, Inc. is the investment advisor to the North American Funds, headquartered in Boston, Massachusetts.

     The Board of Trustees of American General Series Portfolio Company 2 ("American General Funds") has unanimously approved the merger of the American General Funds into the North American Funds and will recommend the merger to the shareholders. In late Spring 2000, proxy materials will be mailed to the shareholders of the American General Funds. The shareholder meetings are expected to be held in late June; and if approved by the shareholders, the merger of the fund groups would become effective in July. In the interim, the management and operations of the American General Funds will remain unchanged.

              This supplement supersedes all previous supplements.

                  American General Series Portfolio Company 2

                                 Class A Shares
                                 Class B Shares

                                 March 1, 2000

                    (as supplemented through March 27, 2000)


The American General Series Portfolio Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds (the "Funds"). In this prospectus, "we", "us", and "our" refers to the American General Fund Group.

ACTIVELY MANAGED EQUITY FUNDS:
THESE FUNDS INVEST MOSTLY IN STOCKS AND ARE DESIGNED TO INCREASE THE VALUE OF YOUR INVESTMENT OVER THE LONG TERM.
    American General International Growth Fund ("International Growth Fund") American General International Value Fund ("International Value Fund") American General Large Cap Growth Fund ("Large Cap Growth Fund")
    American General Large Cap Value Fund ("Large Cap Value Fund")
    American General Mid Cap Growth Fund ("Mid Cap Growth Fund")
    American General Mid Cap Value Fund ("Mid Cap Value Fund")
    American General Small Cap Growth Fund ("Small Cap Growth Fund")
    American General Small Cap Value Fund ("Small Cap Value Fund")
    American General Socially Responsible Fund ("Socially Responsible Fund")

BALANCED FUND:
THIS FUND INVESTS IN A COMBINATION OF STOCKS AND BONDS TO ALLOW FOR LONG-TERM GROWTH WHILE REDUCING MARKET RISKS.
    American General Balanced Fund ("Balanced Fund")

INCOME FUNDS:
THESE FUNDS ARE DESIGNED TO PROVIDE CURRENT INCOME WHILE CONSERVING CAPITAL.
    American General Core Bond Fund ("Core Bond Fund")
    American General Domestic Bond Fund ("Domestic Bond Fund")
    American General High Yield Bond Fund ("High Yield Bond Fund")
    American General Municipal Bond Fund ("Municipal Bond Fund")
    American General Strategic Bond Fund ("Strategic Bond Fund")

INDEX EQUITY FUNDS:
THESE FUNDS TRACK DIFFERENT INDICES IN ORDER TO PROVIDE GROWTH OVER THE LONG
TERM.
    American General Mid Cap Index Fund ("Mid Cap Index Fund")
    American General Small Cap Index Fund ("Small Cap Index Fund")
    American General Stock Index Fund ("Stock Index Fund")

LIFESTYLE FUNDS:
THESE FUNDS ALLOCATE ASSETS TO OTHER AMERICAN GENERAL FUNDS IN ORDER TO PROVIDE A DIVERSIFIED, LESS RISKY INVESTMENT.
    American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund")
    American General Growth Lifestyle Fund ("Growth Lifestyle Fund")
    American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund")

MONEY MARKET FUNDS:
THESE FUNDS PROVIDE LIQUIDITY AND PRESERVATION OF CAPITAL.
    American General Money Market Fund ("Money Market Fund")
    American General Municipal Money Market Fund ("Municipal Money Market Fund")

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

                               TABLE OF CONTENTS

TOPIC                                                         PAGE
-----                                                         ----
RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE      3
     Balanced Fund                                              3
     Conservative Growth Lifestyle Fund                         5
     Core Bond Fund                                             9
     Domestic Bond Fund                                        13
     Growth Lifestyle Fund                                     16
     High Yield Bond Fund                                      20
     International Growth Fund                                 23
     International Value Fund                                  25
     Large Cap Growth Fund                                     28
     Large Cap Value Fund                                      31
     Mid Cap Growth Fund                                       33
     Mid Cap Index Fund                                        36
     Mid Cap Value Fund                                        38
     Moderate Growth Lifestyle Fund                            41
     Money Market Fund                                         44
     Municipal Bond Fund                                       46
     Municipal Money Market Fund                               49
     Small Cap Growth Fund                                     51
     Small Cap Index Fund                                      54
     Small Cap Value Fund                                      57
     Socially Responsible Fund                                 60
     Stock Index Fund                                          63
     Strategic Bond Fund                                       65
MORE ABOUT PORTFOLIO INVESTMENTS                               68
WELCOME TO AMERICAN GENERAL CORPORATION (ADVISER AND
  SUB-ADVISER INFORMATION)                                     73
SHAREHOLDER ACCOUNT INFORMATION                                78
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                    86
FINANCIAL HIGHLIGHTS                                           98

           RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Balanced

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company ("VALIC")

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed-income and equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in a combination of fixed-income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. We select securities for the Fund's portfolio by identifying fixed-income (bonds and preferred stock) and equity (stock) securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed-income and equity portions of the Fund.

Fixed-income Portion: Up to 75% of the Fund's total assets may be invested in fixed-income securities rated A or better by Moody's Investors Service ("Moody's") or Standard & Poor ("S&P") or of comparable investment quality. The Sub-Adviser is not required to sell the security, however, if the rating is downgraded. At all times, at least 25% of the Fund's total assets are invested in fixed-income senior securities. The Fund may hold up to 20% of its total assets in high-yielding, high risk fixed-income securities ("junk bonds").

Equity Portion: Up to 75% of the Fund's total assets may be invested in equity securities listed on national securities exchanges or in the national over-the-counter market, NASDAQ. Equity securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares. Up to 10% of the Fund's total assets may be invested in the securities of U.S. small capitalization companies ("Small Caps"). Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities, achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 12.03%

Best Quarter: Class A              4th 1999  6.69%
Worst Quarter: Class A             3rd 1999  (5.14)%

The table compares the average annual returns for calendar year 1999 to that of a broad measure of market performance and to a blend of two indices ("Balanced Blend"). The Balanced Blend is composed of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index. Each is a widely recognized, unmanaged index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:          5.59%
Average Annual Total Return Class B:          5.79%
40% Lehman Brothers Government and
  Corporate Bond/60% S&P 500:                11.40%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(1)   5%-Footnote(2)
Maximum account fee                                           None          None

               ANNUAL FUND OPERATING EXPENSES                   CLASS A        CLASS B
               ------------------------------                   -------        -------
Management fees                                               0.80%         0.80%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.42%         0.96%
                                                              -----         -----
Total annual fund operating expenses                          2.47%         2.76%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.40)%       (0.94)%
                                                              -----         -----
Net Expenses                                                  1.07%         1.82%
                                                              -----         -----
                                                              -----         -----

---------------

(1) Purchases of $1 million or more which are redeemed within one year will be charged a 1% contingent deferred sales charge ("CDSC"). Redemptions within 2 years will be charged a CDSC of 0.50%.

(2) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $678        $896         $1,132       $1,810
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $701        $903         $1,103       $2,142

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $185        $573         $986         $2,142

--------------------------------------------------------------------------------
CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks current income and low to moderate growth of capital through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                                5%-15%
     (These Funds invest at least 65% in non-U.S.
      companies.)
     Underlying Funds:
     American General International Value Fund
     American General International Growth Fund
Small Capitalization Equity Securities                         5%-15%
     (These Funds invest in the equities of small
      capitalization companies.)
     Underlying Funds:
     American General Small Cap Value Fund
     American General Small Cap Growth Fund

Medium Capitalization Equity Securities                        5%-15%
     (These Funds invest in the equities of medium
      capitalization companies.)
     Underlying Funds:
     American General Mid Cap Value Fund
     American General Mid Cap Growth Fund

Large Capitalization Equity Securities                        25%-35%
     (These Funds invest in the equities of large
      capitalization companies.)
     Underlying Funds:
     American General Large Cap Growth Fund
     American General Large Cap Value Fund

Bonds                                                         30%-50%
     (These Funds invest in fixed-income securities, at
      least 65% of which are investment grade.)
     Underlying Funds:
     American General Core Bond Fund
     American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 13.70%

Best Quarter: Class A        4th 1999     10.88%
Worst Quarter: Class A       3rd 1999     (2.95)%

The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:       7.16%
Average Annual Total Return Class B:       8.71%
Conservative Growth Lifestyle Blended
  Benchmark:                               10.63%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(3)   5%-Footnote(4)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(3) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(4) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.

                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.12%         1.87%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P. ("AGIM")

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities rated investment grade or higher, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. The Sub-Adviser is not required to dispose of a security if its rating is downgraded. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities ("junk bonds"), those rated below Baa3 by Moody's and BBB by S&P.

Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, 469% for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                        ANNUAL RETURN CLASS A = (1.04)%

Best Quarter: Class A               3rd 1999    0.40%
Worst Quarter: Class A              2nd 1999   (1.25)%

The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           (5.74)%
Average Annual Total Return Class B:           (6.42)%
Lehman Brothers Aggregate Bond Index:          (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(5)   5%-Footnote(6)
Maximum account fee                                           None          None

               ANNUAL FUND OPERATING EXPENSES                   CLASS A        CLASS B
               ------------------------------                   -------        -------
Management fees                                               0.48%         0.48%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                0.86%         0.74%
                                                              -----         -----
Total annual fund operating expenses                          1.59%         2.22%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.54)%       (0.42)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(5) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(6) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $577        $793         $1,028       $1,701
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
DOMESTIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in investment grade U.S. corporate fixed-income securities, rated at least A by Moody's or S&P, in securities issued or guaranteed by the U.S. Government, Yankee bonds, or in mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Sub-Adviser is not required to dispose of a security if its rating is downgraded.

Up to 35% of total assets may be invested in non-U.S. investment grade intermediate and long-term corporate fixed-income securities rated at least A by Moody's or S&P, including Eurodollar fixed-income securities, securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, or interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash. Currently, Eurodollar fixed-income securities will be limited to no more than 20% of the Fund's total assets.

To increase the Fund's earning potential, we may use up to 25% of the Fund's assets to make some higher risk investments in mortgage-related securities or bonds rated less than A by Moody's or S&P. No minimum rating requirement applies to these junk bonds. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                        ANNUAL RETURN CLASS A = (3.31)%

Best Quarter: Class A              3rd 1999  (0.35)%
Worst Quarter: Class A             1st 1999  (1.60)%

The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class
  A:                                           (7.90)%
Average Annual Total Return Class
  B:                                           (8.41)%
Lehman Brothers Aggregate Bond
  Index:                                       (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                            CLASS A        CLASS B
----------------                                            -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                           4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)    Footnote(7)   5%-Footnote(8)
Maximum account fee                                       None          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A        CLASS B
------------------------------                              -------        -------
Management fees                                           0.60%         0.60%
Distribution and service (12b-1) fees                     0.25%         1.00%
Other expenses                                            1.45%         0.95%
                                                          -----         -----
Total annual fund operating expenses                      2.30%         2.55%
                                                          -----         -----
                                                          -----         -----
Fee waiver and/or expense reimbursement                   (1.27)%       (0.77)%
                                                          -----         -----
Net Expenses                                              1.03%         1.78%
                                                          -----         -----
                                                          -----         -----

---------------

(7) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(8) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $575        $787         $1,017       $1,679

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $697        $891         $1,083       $2,100

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $181        $561         $965         $2,100

--------------------------------------------------------------------------------
GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               25%-35%
     (These Funds invest at least 65% in non-U.S.
      companies.)
     Underlying Funds:
     American General International Value Fund
     American General International Growth Fund
Small Capitalization Equity Securities                        15%-25%
     (These Funds invest in the equities of small
      capitalization companies.)
     Underlying Funds:
     American General Small Cap Value Fund
     American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
     (These Funds invest in the equities of medium
      capitalization companies.)
     Underlying Funds:
     American General Mid Cap Value Fund
     American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        20%-30%
     (These Funds invest in the equities of large
      capitalization companies.)
     Underlying Funds:
     American General Large Cap Growth Fund
     American General Large Cap Value Fund
Bonds                                                         5%-15%
     (These Funds invest in fixed-income securities, at
      least 65% of which are investment grade.)
     Underlying Funds:
     American General Core Bond Fund
     American General Domestic Bond Fund
     American General High Yield Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:

Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 28.92%

Best Quarter: Class A             4th 1999    20.47%
Worst Quarter: Class A            3rd 1999   (2.27)%

The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:         21.50%
Average Annual Total Return Class B:         23.89%
Growth Lifestyle Blended Benchmark Index:    18.43%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(9)   5%-Footnote(10)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(9) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(10) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.

                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.21%         1.96%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. The Sub-Adviser is not required to dispose of a bond that is downgraded to below-investment grade. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 4.05%

Best Quarter: Class A              1st 1999    3.89%
Worst Quarter: Class A             3rd 1999   (1.51)%

The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney High Yield Market Index, a widely recognized, unmanaged index covering a significant portion of the below-investment grade U.S. corporate bond market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           (0.90)%
Average Annual Total Return Class B:           (1.48)%
Salomon Smith Barney High Yield Market Index:   1.74%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(11)  5%-Footnote(12)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.70%         0.70%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.06%         0.67 %
                                                              -----         -----
Total annual fund operating expenses                          2.01%         2.37%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.76)%       (0.37)%
                                                              -----         -----
Net Expenses                                                  1.25%         2.00%
                                                              -----         -----
                                                              -----         -----

---------------

(11) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(12) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $596        $853         $1,130       $1,919
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $718        $956         $1,195       $2,332

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $203        $628         $1,079       $2,332

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

INVESTMENT OBJECTIVE
Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs and EDRs are very similar to ADRs. Generally, ADRs are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs, EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.

The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 56.04%

Best Quarter: Class A                        4th 1999       44.40%
Worst Quarter: Class A                       1st 1999       (0.49)%

The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:                       47.07%
Average Annual Total Return Class B:                       49.15%
Salomon Smith Barney Primary Market Index:                 24.51%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(13)  5%-Footnote(14)
Maximum account fee                                           None          None
ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.90%         0.90%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.53%         1.25%
                                                              -----         -----
Total annual fund operating expenses                          2.68%         3.15%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.28)%       (1.00)%
                                                              -----         -----
Net Expenses                                                  1.40%         2.15%
                                                              -----         -----
                                                              -----         -----

---------------

(13) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(14) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $709        $993         $1,298       $2,163

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $732        $1,000       $1,270       $2,487

         Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $218        $673         $1,155       $2,487

--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

Up to 90% of the amount invested in foreign securities may be invested in put and call options on foreign currencies and forward currency contracts. A put option on foreign currency is a security that gives the Fund the right to sell a particular foreign currency within a stated period of time. A call option on foreign currency gives the Fund the right to buy a particular foreign currency within a stated period of time. A forward currency contract is an agreement to buy or sell foreign currency at an agreed-upon price and date.

The Fund may invest in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

This Fund may invest up to 10% of total assets in the securities of foreign small capitalization companies ("Foreign Small Caps"). Foreign Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 65.99%

Best Quarter: Class A           4th 1999       27.19%
Worst Quarter: Class A          3rd 1999        7.78%

The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           56.45%
Average Annual Total Return Class B:           59.42%
Salomon Smith Barney Primary
  Market Index:                                24.51%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge(load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(15)  5%-Footnote(16)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               1.00%         1.00%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.40%         1.06%
                                                              -----         -----
Total annual fund operating expenses                          2.65%         3.06%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.36)%       (1.02)%
                                                              -----         -----
Net Expenses                                                  1.29%         2.04%
                                                              -----         -----
                                                              -----         -----

---------------

(15) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(16) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $699        $961         $1,243       $2,047
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $722        $968         $1,215       $2,374

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $207        $640         $1,099       $2,374

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment

Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 37.12%

Best Quarter: Class A                4th 1999   23.86%
Worst Quarter: Class A               3rd 1999   (2.43)%

The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:         29.23%
Average Annual Total Return Class B:         30.88%
Russell 1000(R) Growth Index:                33.16%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(17)  5%-Footnote(18)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.55%         0.55%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.23%         0.79%
                                                              -----         -----
Total annual fund operating expenses                          2.03%         2.34%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.93)%       (0.49)%
                                                              -----         -----
Net Expenses                                                  1.10%         1.85%
                                                              -----         -----
                                                              -----         -----

---------------

(17) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(18) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $681        $905         $1,147       $1,843
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $704        $912         $1,119       $2,174

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $188        $582         $1,002       $2,174

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/State Street Global Advisers

INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investment in equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

The Russell 1000(R) Value Index is a sub-index of the Russell 1000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. As of June 30, 1999, the latest Russell index reconstitution date, the average market capitalization in the Russell 1000(R) Index was $12.1 billion.

INVESTMENT STRATEGY
The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The Sub-Adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the Sub-Adviser to quickly and systematically evaluate large amounts of data. The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk also refers to the risk that the value of the securities purchased by the Fund may decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Quantitative Method Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                     [GRAPH] ANNUAL RETURN CLASS A = 5.27%

Best Quarter: Class A             2nd 1999     12.65%
Worst Quarter: Class A            3rd 1999     (9.73)%

The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Value Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           (0.78)%
Average Annual Total Return Class B:           (0.65)%
Russell 1000(R) Value Index:                    7.35%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(19)  5%-Footnote(20)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.38%         0.98%
                                                              -----         -----
Total annual fund operating expenses                          2.13%         2.48%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.08)%       (0.68)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(19) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(20) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $676        $890         $1,122       $1,788
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Brown Capital Management, Inc.

INVESTMENT OBJECTIVE
Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. Medium capitalization companies generally include companies with a market capitalization of $1 to $10 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that appear to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The Sub-Adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-Adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or
c) fundamentals change adversely.

Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, and convertible securities. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Management Style Risk: The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 3.29%

Best Quarter: Class A               4th 1999    16.76%
Worst Quarter: Class A              3rd 1999   (11.92)%

The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Growth Index. The Russell Midcap(TM) Growth Index focuses on Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           (2.65)%
Average Annual Total Return Class B:           (2.65)%
Russell Midcap(TM) Growth Index:               51.29%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(21)  5%-Footnote(22)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.65%         0.65%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.46%         1.09%
                                                              -----         -----
Total annual fund operating expenses                          2.36%         2.74%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.32)%       (0.95)%
                                                              -----         -----
Net Expenses                                                  1.04%         1.79%
                                                              -----         -----
                                                              -----         -----

---------------

(21) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(22) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $887         $1,117       $1,777

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $698        $894         $1,088       $2,110

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $182        $564         $971         $2,110

--------------------------------------------------------------------------------
MID CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Mid Cap Index Fund seeks to provide investment results that are similar to the performance of the S&P 400 Mid Cap Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Mid Cap Index Fund seeks to match the investment performance of the S&P 400 Mid Cap Index. The S&P 400 Mid Cap Index is composed of 400 domestic stocks, chosen for market size, liquidity, and industry group representation. Four industry groups are represented: Industrials, Utilities, Financials, and Transportation. The S&P 400 Mid Cap Index holds each stock in proportion to its total value in the stock market.

The Fund invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Investment Style Risk: The Index is made up of the stocks of many medium sized U.S. companies, which generally includes companies that are valued from $1 billion to approximately $7 billion. Medium-sized companies tend to be more established and stable than small companies, and are faster growing than large companies, but may be somewhat more volatile than large companies.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk may also occur because of daily changes in value. The Index fluctuates every day, depending on changes in the stock market. Stock markets often have times when the prices rise and fall every day or every few days. There is no guarantee that the value of your investment will increase.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [MID CAP INDEX GRAPH] ANNUAL RETURN CLASS A = 13.85%

Best Quarter: Class A          4th 1999       16.72%
Worst Quarter: Class A         3rd 1999       (8.39)%

The table compares the average annual returns for calendar year 1999 to that of the S&P Mid Cap 400 Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:           7.30%
Average Annual Total Return Class B:           7.84%
S&P Mid Cap 400 Index:                        14.71%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(23)  5%-Footnote(24)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.28%         0.28%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.14%         1.01%
                                                              -----         -----
Total annual fund operating expenses                          1.67%         2.29%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.84)%       (0.71)%
                                                              -----         -----
Net Expenses                                                  0.83%         1.58%
                                                              -----         -----
                                                              -----         -----

---------------

(23) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(24) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $655        $825         $1,010       $1,545

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $678        $831         $980         $1,883

Without redemptions, your costs would be:

Class B                                    1 Year      3 Year       5 Year       10 Year
                                           $161        $499         $861         $1,883

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE
Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."

The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Funds' returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs.


The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, 177% for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.


Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [MID CAP VALUE GRAPH] ANNUAL RETURN CLASS A = 23.96%

Best Quarter: Class A               2nd 1999    16.58%
Worst Quarter: Class A              3rd 1999   (11.34)%

The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Value Index. The Russell Midcap(TM) Value Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:                      16.83%
Average Annual Total Return Class B:                      17.29%
Russell Midcap(TM) Value Index:                           (0.11)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         Footnote(25  5%-Footnote(26)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.75%         0.75%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.43%         1.02%
                                                              -----         -----
Total annual fund operating expenses                          2.43%         2.77%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.14)%       (0.73)%
                                                              -----         -----
Net Expenses                                                  1.29%         2.04%
                                                              -----         -----
                                                              -----         -----

---------------

(25) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(26) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $961         $1,243       $2,047
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $722        $968         $1,215       $2,374

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $207        $640         $1,099       $2,374

--------------------------------------------------------------------------------
MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth and current income through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               10%-20%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                        10%-20%
    (These Funds invest in the equities of small capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
    (These Funds invest in the equities of medium capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        25%-35%
    (These Funds invest in the equities of large capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                         20%-30%
    (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

           [Moderate Growth Lifestyle] ANNUAL RETURN CLASS A = 18.66%

Best Quarter: Class A         4th 1999         14.20%
Worst Quarter: Class A        3rd 1999         (3.28)%

The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:         11.84%
Average Annual Total Return Class B:         14.03%
Moderate Growth Lifestyle Blended
  Benchmark:                                 13.77%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(27)  5%-Footnote(28)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(27) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(28) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.

                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.15%         1.90%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the 1940 Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to reduce risk and minimize any fluctuation in the share price.

The investments this Fund may buy include:
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements
- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
- Asset-backed securities
- Loan participations
- Adjustable rate securities
- Variable Rate Demand Notes
- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)
- Rule 144A securities (liquid)

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [MONEY MARKET CHART GRAPH] ANNUAL RETURN CLASS A = 4.60%

Best Quarter: Class A   4th 1999  1.24%
Worst Quarter: Class A  1st 1999  1.02%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.


February 15, 2000:
7 Day Current Yield                      5.11%
7 Day Effective Yield                    5.24%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None          None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None          5%-Footnote(29)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.25%         0.25%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                0.92%         0.98%
                                                              -----         -----
Total annual fund operating expenses                          1.42%         2.23%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.62)%       (0.68)%
                                                              -----         -----
Net Expenses                                                  0.80%         1.55%
                                                              -----         -----
                                                              -----         -----

---------------

(29) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $82         $256         $445         $994

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $822         $964         $1,851

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $158        $490         $846         $1,851

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in fixed-income securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT STRATEGY
The Fund invests at least 80% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes, and other municipal obligations. Investment grade bonds are those rated at least Baa3 by Moody's or BBB- by S&P or Fitch, or of comparable quality. The municipal notes are short-term obligations rated high quality or better by Moody's, S&P, or Fitch. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The Fund may invest up to 20% of total assets in taxable fixed-income securities, including money market instruments, U.S. Government obligations, and other investment grade securities rated as above. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

             [MUNICIPAL BOND GRAPH] ANNUAL RETURN CLASS A = (5.75)%

Best Quarter: Class A          1st 1999        (0.18)%
Worst Quarter: Class A         2nd 1999        (2.51)%

The table compares the average annual returns for calendar year 1999 and since inception (November 2, 1998) to that of the Lehman Brothers Seven Through Long Municipal Bond Index, a widely recognized, unmanaged index of long-term municipal bonds. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:          (10.23)%
Average Annual Total Return Class B:          (11.12)%
Lehman Brothers Seven Through
Long Municipal Bond Index:                     (3.07)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                         4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(30)  5%-Footnote(31)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.18%         1.06%
                                                              -----         -----
Total annual fund operating expenses                          1.93%         2.56%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.88)%       (0.76)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(30) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(31) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $577        $793         $1,028       $1,701

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income that is exempt from federal income tax. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are mandated by Rule 2a-7 of the 1940 Act and are designed to reduce risk and minimize fluctuation in the share price. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The investments this Fund may buy include:
- Municipal fixed-income securities with remaining maturities of 13 months or less
- Commercial paper sold by municipalities rated at least MIG1 or MIG2 by Moody's or A1 or A2 by S&P
-  Variable rate demand notes
- Auction rate preferred stock and other adjustable rate obligations that are exempt from federal income taxation
- Illiquid and restricted securities, limited to 10% of the Fund's net assets at all times
-  Rule 144A securities (liquid)

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Municipal Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

          [MUNICIPAL MONEY MARKET GRAPH] ANNUAL RETURN CLASS A = 2.28%

Best Quarter: Class A              4th 1999      0.66%
Worst Quarter: Class A             1st 1999      0.44%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.

February 15, 2000:
7 Day Current Yield                            2.50%
7 Day Effective Yield                          2.53%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None          None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None          5%-Footnote(32)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.14%         1.19%
                                                              -----         -----
Total annual fund operating expenses                          1.89%         2.69%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.84)%       (0.89)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(32) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $107        $334         $580         $1,287
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121
Without redemptions, your costs would be:
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $1.25 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.

The Fund may invest up to 35% of total assets in other equity securities of U.S. and foreign large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $1 billion or more. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

           [SMALL CAP GROWTH GRAPHIC] ANNUAL RETURN CLASS A = 62.21%

Best Quarter: Class A                4th 1999   42.79%
Worst Quarter: Class A               1st 1999   (0.86)%

The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class
  A:                                            52.89%
Average Annual Total Return Class
  B:                                            55.86%
Russell 2000(R) Growth Index:                   43.09%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                    SHAREHOLDER FEES                         CLASS A          CLASS B
                    ----------------                         -------          -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                             5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)      Footnote(33)  5%-Footnote(34)
Maximum account fee                                         None          None
ANNUAL FUND OPERATING EXPENSES                              CLASS A       CLASS B
--------------------------------------------------------    ----------    ---------------
Management fees                                             0.85%         0.85%
Distribution and service (12b-1) fees                       0.25%         1.00%
Other expenses                                              1.34%         0.98%
                                                            -----         -----
Total annual fund operating expenses                        2.44%         2.83%
                                                            -----         -----
                                                            -----         -----
Fee waiver and/or expense reimbursement                     (1.04)%       (0.68)%
                                                            -----         -----
Net Expenses                                                1.40%         2.15%
                                                            -----         -----
                                                            -----         -----

---------------

(33) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(34) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $709        $993         $1,298       $2,163

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $732        $1,000       $1,270       $2,487

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $218        $673         $1,155       $2,487

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Small Cap Index Fund seeks to provide investment results that are similar to the total return of the Russell 2000(R) Index. ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY

An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Small Cap Index Fund seeks to match the investment performance of the Russell 2000(R) Index. The Russell 2000(R) Index is a sub-index of the Russell 3000(R) Index, which follows the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents about 8% of the total market capitalization of the Russell 3000(R) Index. The average market capitalization in the Russell 2000(R) Index is $526.4 million as of June 30, 1999. As of the same date, the largest company in the Index had a market capitalization of nearly $1.350 billion.



The Fund invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the Russell 2000(R) Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.


Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Index Risk: The Russell 2000(R) Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their common stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their common stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000(R) Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. Because this Fund invests in many of the common stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

             [SMALL CAP INDEX GRAPH] ANNUAL RETURN CLASS A = 18.35%

Best Quarter: Class A              4th 1999  17.15%
Worst Quarter: Class A             3rd 1999  (6.44)%

The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:         11.54%
Average Annual Total Return Class B:         12.63%
Russell 2000(R) Index:                       21.26%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(35)  5%-Footnote(36)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.28%         0.28%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.16%         1.09%
                                                              -----         -----
Total annual fund operating expenses                          1.69%         2.37%
                                                              -----         -----
                                                              -------       -------
Fee waiver and/or expense reimbursement                       (0.86)%       (0.79)%
                                                              -----         -----
Net Expenses                                                  0.83%         1.58%
                                                              -----         -----
                                                              -------       -------

---------------

(35) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(36) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $655        $825         $1,010       $1,545

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $678        $831         $980         $1,883

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $161        $499         $861         $1,883

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Fiduciary Management Associates, Inc. (actively managed portion)

INVESTMENT OBJECTIVE
Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES
This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $1.25 billion and companies included in the Russell 2000(R) Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.

Actively Managed Portion (50%): In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

Passively Managed Portion (50%): This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U. S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [SMALL CAP VALUE GRAPH] ANNUAL RETURN CLASS A = (4.75%)

Best Quarter: Class A                           2nd 1999    11.72%
Worst Quarter: Class A                          1st 1999   (12.69)%

The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Value Index. The Russell 2000(R) Value Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Value Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class A:                       (10.23)%
Average Annual Total Return Class B:                       (10.36)%
Russell 2000(R) Value Index:                                (1.49)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(37)  5%-Footnote(38)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.75%         0.75%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.61%         1.33%
                                                              -----         -----
Total annual fund operating expenses                          2.61%         3.08%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.38)%       (1.10)%
                                                              -----         -----
Net Expenses                                                  1.23%         1.98%
                                                              -----         -----
                                                              -----         -----

---------------

(37) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(38) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $693        $943         $1,213       $1,983

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $716        $950         $1,185       $2,311

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $201        $622         $1,068       $2,311

--------------------------------------------------------------------------------
SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:

- the production of nuclear energy;
- the manufacture of weapons or delivery systems;
- the manufacture of alcoholic beverages or tobacco products;
- the operation of gambling casinos; or
- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risk:

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

          [SOCIALLY RESPONSIBLE GRAPH] ANNUAL RETURN CLASS A = 18.30%

Best Quarter: Class A                4th 1999   14.11%
Worst Quarter: Class A               3rd 1999   (6.97)%

The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class
  A:                                            11.50%
Average Annual Total Return Class
  B:                                            12.38%
S&P 500 Index:                                  21.05%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(39)  5%-Footnote(40)
Maximum account fee                                           None          None
ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.25%         0.25%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.47%         1.24%
                                                              -----         -----
Total annual fund operating expenses                          1.97%         2.49%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.17)%       (0.94)%
                                                              -----         -----
Net Expenses                                                  0.80%         1.55%
                                                              -----         -----
                                                              -----         -----

---------------

(39) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(40) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $652        $816         $994         $1,512
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $822         $964         $1,851

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $158        $490         $846         $1,851

--------------------------------------------------------------------------------
STOCK INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Stock Index Fund seeks to provide investment results that are similar to the total return of the S&P 500 Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY

An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Stock Index Fund seeks to match the investment performance of the S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The Index is capitalization-weighted, meaning that it holds each stock in proportion to its total value in the stock market.



The Fund invests its assets in a sampling of common stocks in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included on this Index, or in the same proportions, the common stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects common stocks for the Fund so that various industry weightings, market capitalizations (total value) and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.


Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Index Risk: The S&P 500 Index includes the common stock of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any common stock can rise and fall over short and long periods of time. This Fund, which holds nearly all of the 500 common stocks in the S&P 500 Index, avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market.

Foreign Securities Risk:

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [STOCK INDEX CHART GRAPH] ANNUAL RETURN CLASS A = 20.39%

Best Quarter: Class A                4th 1999   14.39%
Worst Quarter: Class A               3rd 1999   (6.38)%

The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class
  A:                                            13.46%
Average Annual Total Return Class
  B:                                            13.72%
S&P 500 Index:                                  21.05%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(41)  5%-Footnote(42)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.27%         0.27%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.01%         0.71%
                                                              -----         -----
Total annual fund operating expenses                          1.53%         1.98%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.71)%       (0.41)%
                                                              -----         -----
Net Expenses                                                  0.82%         1.57%
                                                              -----         -----
                                                              -----         -----

---------------

(41) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(42) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $654        $822         $1,005       $1,534
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $677        $828         $975         $1,872

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $160        $496         $856         $1,872

--------------------------------------------------------------------------------
STRATEGIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including

- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)
- U.S. Government and agency obligations
- mortgage backed securities
- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [STRATEGIC BOND GRAPH] ANNUAL RETURN CLASS A = 4.53%

Best Quarter: Class A                4th 1999    3.30%
Worst Quarter: Class A               2nd 1999   (0.84)%

The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.

Average Annual Total Return Class
  A:                                            (0.44)%
Average Annual Total Return Class
  B:                                            (1.13)%
Lehman Brothers Aggregate Bond Index:           (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                    SHAREHOLDER FEES                         CLASS A          CLASS B
                    ----------------                         -------          -------
Maximum sales charge (load)
  imposed on purchases (as a percentage of offering
  price)                                                    5.75%         None
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)                             Footnote(43)  5%-Footnote(44)
Maximum account fee                                         None          None
ANNUAL FUND OPERATING EXPENSES                              CLASS A       CLASS B
--------------------------------------------------------    ----------    ---------------
Management fees                                             0.60%         0.60%
Distribution and service (12b-1) fees                       0.25%         1.00%
Other expenses                                              1.63%         1.48%
                                                            -----         -----
Total annual fund operating expenses                        2.48%         3.08%
                                                            -----         -----
                                                            -----         -----
Fee waiver and/or expense reimbursement                     (1.33)%       (1.18)%
                                                            -----         -----
Net Expenses                                                1.15%         1.90%
                                                            -----         -----
                                                            -----         -----

---------------

(43) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(44) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $587        $823         $1,079       $1,811
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $708        $926         $1,144       $2,227

Without redemptions, your costs would be:


Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $193        $597         $1,027       $2,227

--------------------------------------------------------------------------------
MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

Each Fund's principal investment strategies and risks are summarized above. More information about types of portfolio investments is shown below. Funds may invest in other investments and may use investment techniques not described in this prospectus. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds except International Growth Fund, International Value Fund, Large Cap Growth, and Mid Cap Growth may invest in asset-backed securities.

DEPOSITARY RECEIPTS
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund and the Strategic Bond Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, International Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Index Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and the Stock Index Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund and the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.

2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.

3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. VALIC and the Sub-Advisers will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds except Mid Cap Growth Fund and the Money Market Fund may invest in investment grade bonds. Of those that invest in bonds, only the Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Mid Cap Value Fund, Municipal Bond Fund, Small Cap Growth Fund, Small Cap Value, and Strategic Bond Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund. All the Funds except for the Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund and the Small Cap Value Fund may invest in foreign currency.

FOREIGN SECURITIES
Securities of foreign issuers may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The Large Cap Growth Fund may only invest in the equity securities of foreign issuers that are traded in the United States. Generally, all of the Funds may invest in foreign securities except for Mid Cap Growth Fund, Municipal Bond Fund, and the Municipal Money Market Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

FUTURES AND OPTIONS
Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth Fund, Money Market Fund and Municipal Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:

- Write (sell) exchange traded covered put and call options on securities and stock indices.
- Purchase exchange traded put and call options on securities and stock indices.
- Purchase and sell exchange traded financial futures contracts.
- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.
- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's Sub-Adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-Adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-Adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

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

INVESTMENT COMPANIES
All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

INVESTMENT FUNDS
Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. International Growth Fund, International Value Fund, Large Cap Growth Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Index Fund, and Stock Index Fund may invest in investment funds.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

MONEY MARKET SECURITIES
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Adviser. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.s of high quality money market securities include:

- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for International Growth Fund, International Value Fund, Mid Cap Growth Fund, Mid Cap Index Fund, Money Market Fund, Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

REAL ESTATE SECURITIES
Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the Domestic Bond Fund and the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds except the Mid Cap Growth Fund.

The Core Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

STRUCTURED SECURITIES
The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, and the Strategic Bond Fund may enter into structured securities.

SWAP AGREEMENTS
Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into swap agreements.

U.S. GOVERNMENT SECURITIES
All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

VARIABLE AMOUNT DEMAND MASTER NOTES
Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.
These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Municipal Bond Fund, and the Strategic Bond Fund may invest in the variable amount demand master notes.

VARIABLE RATE DEMAND NOTES
Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund and the Municipal Funds may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

WARRANTS AND RIGHTS
Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, and the Municipal Money Market Fund may invest in warrants and rights.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund and the Money Market Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and shareholders' equity of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment adviser for all the Funds. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC and AGIM, a Sub-Adviser, are both members of the American General Corporation group of companies. Each entity is a registered investment adviser with the SEC. Several of VALIC's principal officers, directors and portfolio managers hold similar positions with AGIM.

As Investment Adviser, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisers who make investment decisions for most of the Funds.

In addition to the Funds shown in this prospectus, VALIC serves as investment adviser to the Science & Technology Fund, which is sub-advised by T. Rowe Price. The Science & Technology Fund is presented in a separate prospectus, also dated March 1, 2000.

VALIC makes investment decisions for and is directly responsible for the day-to-day management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market Fund. The investment advisory agreement between VALIC and the Series

Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees.

Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund.

Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for each of the Index Funds, as well as Socially Responsible Fund and the passively managed portion of the Small Cap Value Fund. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

HOW VALIC IS PAID FOR ITS SERVICES
Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments. From time to time VALIC, the Sub-Advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

                                              ADVISORY FEE PAID TO VALIC
FUND NAME                                     (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                     ------------------------------------
Balanced Fund                                 0.80% on the first $25 million
                                              0.65% on the next $25 million
                                              0.45% on assets over $50 million
Conservative Growth Lifestyle Fund            0.10%
Core Bond Fund                                0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Domestic Bond Fund                            0.60% on the first $50 million
                                              0.45% on the next $50 million
                                              0.43% on the next $200 million
                                              0.40% over $300 million
Growth Lifestyle Fund                         0.10%
High Yield Bond Fund                          0.70% on the first $200 million
                                              0.60% on the next $300 million
                                              0.55% on assets over $500 million
International Growth Fund                     0.90% on the first $100 million
                                              0.80% on assets over $100 million
International Value Fund                      1.00% on the first $25 million
                                              0.85% on the next $25 million
                                              0.675% on the next $200 million
                                              0.625% on assets over $250 million
Large Cap Growth Fund                         0.55%
Large Cap Value Fund                          0.50%
Mid Cap Growth Fund                           0.65% on the first $25 million
                                              0.55% on the next $25 million
                                              0.45% on assets over $50 million
Mid Cap Index Fund                            0.28% on the first $500 million
                                              0.27% on assets over $500 million
Mid Cap Value Fund                            0.75% on the first $100 million
                                              0.725% on the next $150 million
                                              0.70% on the next $250 million
                                              0.675% on the next $250 million
                                              0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund                0.10%

                                              ADVISORY FEE PAID TO VALIC
FUND NAME                                     (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                     ------------------------------------
Money Market Fund                             0.25%
Municipal Bond Fund                           0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Municipal Money Market Fund                   0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Small Cap Growth Fund                         0.85%
Small Cap Index Fund                          0.28% on the first $500 million
                                              0.27% on assets over $500 million
Small Cap Value Fund                          0.75% on the first $50 million
                                              0.65% on the assets over $50 million
Socially Responsible Fund                     0.25%
Stock Index Fund                              0.27% on the first $500 million
                                              0.26% on assets over $500 million
Strategic Bond Fund                           0.60% on the first $200 million
                                              0.50% on the next $300 million
                                              0.45% on assets over $500 million

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with investment Sub-Advisers through an agreement each entered into with VALIC. Sub-Advisers are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-Adviser's affiliate to effect these types of transactions for commissions.

VALIC and the Sub-Advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Adviser. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

The Sub-Advisers are:

AGIM
2929 Allen Parkway, Houston, Texas 77015
Founded: 1998

AGIM is the Sub-Adviser for the Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund, and the Strategic Bond Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for the High Yield Bond Fund, Municipal Money Market Fund, Municipal Bond Fund, and the Strategic Bond Fund are made by teams. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Robert N. Kase, CFA, has been the Core Bond Fund's Portfolio Manager since November 1998. He has been Investment Officer of VALIC since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Investment decisions for the Strategic Bond Fund are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL")
1201 N. Calvert St., Baltimore, Maryland 21202
Founded: 1983

Brown Capital is the Sub-Adviser for the Mid Cap Growth Fund. Brown Capital served as investment adviser to approximately $4.6 billion in assets as of December 31, 1999. Investment decisions for the Mid Cap Growth Fund are made by a team of portfolio managers/analysts organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")
333 South Hope Street, Los Angeles, California 90071
Founded: 1931

Capital Guardian is the Sub-Adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of September 30, 1999, Capital Guardian had more than $275 billion in assets under management.

The Balanced Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

The portfolio managers for the fixed-income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-Adviser, who has been an investment professional for 22 years and has been with the Sub-Adviser or an affiliate for 19 years; and (ii) Jim Baker, Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 11 years.

The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (ii) Gene Stein, Executive Vice President of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 12 years; (iv) Ted Samuels, Senior Vice President of the Sub-Adviser, who has been an investment professional for 20 years and has been with the Sub-Adviser or an affiliate for 18 years; and (v) Donnalisa Barnum, Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years.

The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-Adviser, who has been an investment professional for 46 years and has been with the Sub-Adviser or an affiliate for 33 years;

(ii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 11 years; and (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-Adviser, who has been an investment professional for 11 years and has been with the Sub-Adviser or an affiliate for 10 years.

The International Value Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-Adviser, who has been an investment professional for 30 years and has been with the Sub-Adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iv) Nancy Kyle, Senior Vice President of the Sub-Adviser, who has been an investment professional for 25 years and has been with the Sub-Adviser or an affiliate for 8 years; (v) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., the ultimate parent of the Sub-Adviser, who has been an investment professional for 36 years and has been with the Sub-Adviser or an affiliate for 36 years; (vi) Lionel Sauvage, Senior Vice President of the Sub-Adviser, who has been an investment professional for 12 years and has been with the Sub-Adviser or an affiliate for 12 years; (vii) Richard Havas, Sr., Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years; and (viii) Rudolf Staehelin, Sr., Senior Vice President of Capital International Research, Inc., an affiliate the Sub-Adviser, who has been an investment professional for 21 years and has been with the Sub-Adviser or an affiliate for 17 years.

James S. Baker and James R. Mulally serve as the Domestic Bond Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-Adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-Adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-Adviser's Fixed-income Subcommittee, joined the Sub-Adviser in 1980.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603
Founded: 1980 (UAM)

FMA is the Sub-Adviser for the actively managed portion of the assets of the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005
Founded: 1869

GSAM is the Sub-Adviser for the Large Cap Growth Fund. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). The newly created entity includes GSAM. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of nearly $500 billion.

The Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser in 1989. Mr. Clark, Managing Director, joined the Sub-Adviser's quantitative equity management team as a portfolio manager in 1992. Mr. Pinter, Vice President, joined the Sub-Adviser as a research analyst in 1990, and became a portfolio manager in 1992. Ms. Brown, Vice President, joined the Sub-Adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036
Founded: 1838

J.P. Morgan is the Sub-Adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1999, J.P. Morgan and its affiliates had more than $340 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

JACOBS ASSET MANAGEMENT
200 East Broward Boulevard, Suite 1920, Fort Lauderdale, Florida 33301
Founded: 1980 (UAM)

Jacobs Asset Management is the Sub-Adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation ("UAM") is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions for the International Growth Fund are made by a team that consists of portfolio managers and analysts who specialize their research by region. Dan Jacobs, President, is the lead portfolio manager and has final approval on purchase and sales. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180
Founded: 1939

NB Management is the Sub-Adviser for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in assets under management.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Sub-Adviser and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Sub-Adviser since 1994 and 1998, respectively. From 1993 to 1998, Mr. Mullick was a portfolio manager for another investment adviser.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")
2 International Place, Boston, Massachusetts 02110
Founded: 1792

State Street Global Advisors is the Sub-Adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $667 billion under management as of December 31, 1999.

The Large Cap Value Fund is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-Adviser's quantitative process.

--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

There are several references below to Customer Service or the Transfer Agent. Customer Service and all Transfer Agent functions are provided by National Financial Data Services, Inc., in Kansas City, Missouri.

TYPES OF ACCOUNTS
The different ways you may set up an account are listed below.

Individual
Individual accounts are owned by one person. You can designate a beneficiary for the account if you choose to have a Transfer on Death account ("TOD").

Joint Tenants
Joint accounts can have two or more owners. You can set the account up as joint tenants with rights of survival ("JTWROS"), which means that if one owner dies, the other owner will receive the funds without going through probate court.

You can also choose joint tenants in common ("JTIC"). This means that each tenant owns a specific portion of the account. We assume 50/50 ownership unless we are otherwise notified. When one tenant dies, that portion of the account belongs to the estate of the deceased.

Retirement Plans
Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions, or tax-deferred growth. Retirement accounts require special applications and have a lower initial purchase requirement. Retirement accounts include:
     Traditional Individual Retirement Accounts ("IRAs")
     Roth IRAs
     Roth Conversion IRAs
     Rollover IRAs
     Profit-Sharing or Money Purchase Pension Plans
     Simplified Employee Pension ("SEP") IRAs
     SIMPLE IRAs
     401(k) Plans

Transfer or Gift to Minor
You can set up a custodial account for a child under your state's Uniform Transfer or Gift to Minors Act ("UTMA" or "UGMA"). Any individual can give the child up to $10,000 each year without paying the federal gift tax. The gift to the child is irrevocable, meaning that it cannot be taken back. In addition, the account and all the money in it must be conveyed to the child upon reaching the age of majority, which is 18-21 in most states.

Trust
The trust must be established before the account is open. We need to know the date of establishment and the name of the trustee.

Businesses or Organizations
You may open an account for your corporation, association, or partnership. The application must be accompanied by a corporate resolution so that we know who is authorized to transact on the account.

INVESTMENT MINIMUMS
The table below illustrates the minimum investment requirements for initial and subsequent investments for any of the Funds.

                              INITIAL      SUBSEQUENT
TYPE OF ACCOUNT               INVESTMENT   INVESTMENT
---------------               ----------   ----------
Retirement Plans               $500           $50
UTMA/UGMA                      $250           $50
Automatic Investment Program   $50            $50
All other accounts             $2,000         $50

AVAILABLE CLASSES OF SHARES
You may choose to purchase either Class A or Class B shares. The decision as to which class is best for you depends on your investment goals, how much you want to invest and how long you plan to keep the investment. The fees and expenses are different for each Class and affect a Fund's total return. The fees and expenses are shown in the Fee Table and Example of Expenses earlier in this Prospectus.

Shares of the Money Market Fund and the Municipal Money Market Fund are sold without a sales charge. You should choose Class A for a money market fund, unless you intend to exchange the money market shares for Class B shares of another fund.

Class A features{
- Front-end sales charge, except for money market funds
- Reduced sales charges for larger purchases
- Cumulative purchase discount (see Rights of Accumulation below)
- No sales charges for purchases of $1 million or more

CLASS A SALES CHARGE TABLES
If you choose Class A shares, you will pay a sales charge at the time of each purchase, except for the money market funds. These tables show the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower.

Equity Funds
Balanced                                                       Mid Cap Index
Conservative Growth Lifestyle                                  Mid Cap Value
Growth Lifestyle                                               Moderate Growth Lifestyle
International Growth                                           Small Cap Growth
International Value                                            Small Cap Index
Large Cap Growth                                               Small Cap Value
Large Cap Value                                                Socially Responsible
Mid Cap Growth                                                 Stock Index

YOUR                        SALES CHARGE AS A PERCENTAGE OF:  MAXIMUM COMMISSION
INVESTMENT                  NET INVESTMENT   OFFERING PRICE   TO BROKER-DEALER
----------                  --------------   --------------   ------------------
Less than $25,000           6.10%            5.75%            5.25%
$25,000 - $49,999           5.82%            5.50%            5.00%
$50,000 - $99,999           4.99%            4.75%            4.25%
$100,000 - $249,999         3.90%            3.75%            3.25%
$250,000 - $499,999         2.56%            2.50%            2.00%
$500,000 - $999,999         2.04%            2.00%            1.75%
$1,000,000 or more          No sales charge, but subject to   See Payments to Broker-Dealers below
                            CDSC(45)

Fixed-Income (Bond) Funds
Core Bond                                                      Municipal Bond
Domestic Bond                                                  Strategic Bond
High Yield Bond

YOUR                        SALES CHARGE AS A PERCENTAGE OF:  MAXIMUM COMMISSION
INVESTMENT                  NET INVESTMENT   OFFERING PRICE   TO BROKER-DEALER
----------                  --------------   --------------   ------------------
Less than $49,999           4.99%            4.75%            4.25%
$50,000 - $99,999           4.71%            4.50%            4.00%
$100,000 - $249,999         3.63%            3.50%            3.00%
$250,000 - $499,999         2.56%            2.50%            2.00%
$500,000 - $999,999         2.04%            2.00%            1.75%
$1,000,000 or more          No sales charge, but subject to   See Payments to Broker-Dealers below
                            CDSC(45)

---------------

(45) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

When the sales charge on Class A Shares will be reduced or waived

- Rights of Accumulation (cumulative purchase discount): Previous Class A purchases may help you to qualify for a lower sales charge. The sales charge is calculated by adding the dollar amount of the new purchase of shares to the higher of the original cost or current value of Class A Fund shares previously purchased.
- Volume Discounts (groups or grouped accounts): Related accounts may be aggregated for the purposes of receiving a reduced sales charge. You must contact Customer Service to see if you or your group is eligible for a volume discount purchase, and notice may be required for each subsequent purchase. For purposes of determining eligibility for the volume discount, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Funds owned plus the shares being purchased.
- Letter of Intent: If you intend to purchase a specific amount over the next 13 months, it may be to your benefit to sign a Letter of Intent. This allows you to receive a lower breakpoint for each purchase, based on the total amount you intend to purchase.

  Up to 5% of the total amount you intend to purchase may be held in escrow to cover additional sales charges, just in case you do not purchase the total amount. A Letter of Intent can be obtained by calling Customer Service at 1-877-999-2434.
- Purchases of Class A Shares without sales charges: Class A Shares may be purchased without a sales charge by:

1. Current and retired Trustees;

2. Current and retired employees of American General Corporation and its affiliates;

3. Directors, officers, and employees (and when permitted, registered representatives and their employees) of financial intermediaries that have entered into a selling agreement with the Distributor;

4. Immediate family members (spouse, children under 21, grandchildren under 21, and parents) of 1 through 3 above;

5. Financial institution trust departments investing an aggregate of $1 million in the Funds;

6. Accounts for which broker-dealers, financial institutions, or financial planners charge an account management fee (also called a wrap fee);

7. Tax-qualified plans with more than $1 million in plan assets;

8. Tax-qualified plans purchasing shares with loan repayments from participants; and

9. By a Fund in connection with the acquisition of another investment company.

Class B features{
- No front-end sales charges
- Contingent deferred sales charge ("CDSC") on redemptions
- Keeping the shares longer will reduce the CDSC
- No CDSC is charged for shares acquired by reinvesting dividends or capital gains
- Class B shares automatically convert to Class A shares after 6 years

CLASS B CDSC TABLE
If you choose Class B shares, you will not pay an initial sales charge, but you will have to pay a CDSC if the shares are sold within the first five years, as shown below.

YEAR                                            1          2          3          4          5
----                                           ---        ---        ---        ---        ---
Charge                                          5%         4%         3%         2%         1%

Shares not subject to a CDSC will be redeemed first, followed by shares held the longest during the CDSC period. The amount of the CDSC is calculated as a percentage of the lesser of the current market value or the original cost of the shares being redeemed. This means that you do not pay a CDSC on any gain in the value of the shares sold. The CDSC may be waived under certain circumstances.

When the CDSC will be waived
No CDSC will be charged for:
- Exchanges of Class B Shares from one Fund to another
- Required minimum distributions from tax-deferred retirement plans and IRAs
- Redemptions from tax-deferred retirement plans for termination of employment, participant loans, or hardship withdrawals
- The return of an excess contribution or deferral, pursuant to sections 401(k)(8), 401(m)(6), 402(g)(2), or 408(d)(4) or (5) of the Internal Revenue
  Code
- Redemptions due to the death of an individual investor
- Redemptions due to the deaths of all the investors, for a joint account
- Redemptions taken due to a disability, as determined by the Social Security Administration
- Systematic withdrawals of at least $50, provided that the amounts withdrawn do not exceed 12% of the account value, on an annual basis (you must have a minimum balance of $5,000 to be eligible for this program)
- Redemptions due to the failure to meet the minimum balance requirements

DISTRIBUTION AND SERVICE PLAN (EXCEPT FOR LIFESTYLE FUNDS)
Each Fund (except for the Lifestyle Funds) has adopted a Distribution and Service Plan ("Plan") under Rule 12b-1 of the 1940 Act. The Plan allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. Each Fund paid service fees of 0.25% for Class A Shares and 1% for Class B Shares during the most recent fiscal period. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO BROKER-DEALERS
The distribution and service fees are paid to the distributor of the Funds, American General Distributors, Inc., an affiliate of VALIC (the "Distributor"). The Distributor may then pay broker-dealers a commission for selling Fund Shares. The maximum commission for Class A Shares is shown above, as a percentage of the offering price. The Distributor may pay a maximum commission of 4.00% on Class B Shares at the time of purchase.

The Distributor may occasionally pay broker-dealers the full amount of the Class A front-end sales charge as a special sales incentive. Broker-dealers may also receive additional compensation and finder's fees, based on assets held through the broker-dealer firm. Finder's fees may be paid on Class A Share purchases of $1 million or more, excluding Money Market Funds. The finder's fee is 0.50% on sales of $1 to $2 million, plus 0.40% on the next $1 million, and 0.25% on the excess over $3 million.

The Distributor may also provide promotional incentives or payments to its registered representatives, its affiliated broker-dealer, or to other broker-dealers in connection with the sales of Fund Shares. These incentives or payments may include payments for travel and lodging expenses incurred for meetings and seminars of a business nature. The Distributor makes these payments at its own expense, in accordance with rules set forth by the National Association of Securities Dealers, Inc.

HOW SHARES ARE VALUED
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. Some Funds hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The Money Market Fund and the Municipal Money Market Fund and any securities maturing within 60 days are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4:00 p.m. Eastern
Time). Each Fund is open for business each day the NYSE is open. The NYSE is closed on most federal holidays and Good Friday. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but purchases cannot be made due to the closure of the banking system.

OPENING YOUR ACCOUNT
You may open an account through a registered representative or by completing the enclosed application. Please be sure to indicate the Fund and the Class of shares you wish to purchase.

Please take special care when completing your application that you sign up for any services you may desire, including telephone privileges. If your bank is a member of the Automated Clearing House ("ACH"), you may sign up for the electronic transfer service. To sign up, you MUST include a voided check for a checking account, or a deposit slip for a savings account. If you wish to add services at a later date, a signature guarantee may be required.

Send the new account application and your purchase check to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

If you purchase shares through a registered representative or financial institution
You should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

GENERAL PURCHASE INFORMATION
If your purchase order is received by 3:00 p.m. Central Time, then your purchase will be processed at the next NAV calculated after your order is received by the Transfer Agent. Any check purchase received without an investment slip may cause delayed crediting. All purchases must be made in U.S. dollars and should be drawn only on U.S. banks. If your check does not clear your bank, you may be charged a fee by the Transfer Agent. Each Fund reserves the right to reject any specific purchase order and may suspend the offering of shares in response to conditions in the securities markets or for other reasons.

ADDITIONAL ACCOUNT PURCHASES
You may make additional purchases by contacting your registered representative or by:

Mail
You may use the investment remittance slip attached to your account statement or confirmations. Make your check payable to the Fund in which you are investing and mail to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Wire
Please call 1-877-999-2434 before you send a wire purchase.
Your financial institution may charge you a fee for wiring funds.

Electronic Transfers -- $50 or more
If you have already signed up for our ACH service, you may call Customer Service at 1-877-999-2434 to transfer money from your bank to the Fund through our electronic transfer service. Your bank account will be debited for the desired amount. Allow one or two business days after you place your request for the transfer to take place. This ACH service allows you to purchase additional shares quickly and conveniently without mail delays.

AUTOMATIC INVESTMENT PROGRAMS
Please call 1-877-999-2434 to set up an automatic investment program. You may change amounts or Funds or discontinue a program at any time.

Automatic Investing
You may request an automatic ACH transfer of $50 or more from your bank to the Fund. You may choose when you want this to occur, whether monthly, bimonthly, quarterly, or some other time.

Payroll Deductions
You may make regular investments of $50 or more through automatic payroll deduction you initiate through your employer. Your employer may have special forms and other rules for this program.

Systematic Exchanges
If you have a Fund balance of at least $5,000, you may request an automatic exchange of $25 or more from that Fund account to another Fund account. The automatic exchange will occur once per month.

EXCHANGES OF SHARES FROM ONE FUND TO ANOTHER
Please call Customer Service at 1-877-999-2434 to make an exchange. You must have telephone privileges for this service.

An exchange of shares occurs when you sell shares in one Fund and buy shares in another Fund. Each exchange may produce a taxable gain or loss, unless in a tax-deferred account.

Exchanges between accounts will only be accepted if the accounts are registered identically.

Exchanges may be requested by mail or by telephone. Please refer to "Selling Your Shares" for more details on requests by mail.

If you exchange Class A Shares of the Money Market Fund or the Municipal Money Market Fund for Class A Shares of any other Fund with a sales charge, you will pay a sales charge at the time of the exchange.

Shares may only be exchanged for shares of the same class of another Fund.

No CDSC is imposed on exchanges of Class B Shares subject to a CDSC at the time of the exchange because the shares are still within the American General Fund Group. The CDSC will be charged for all other sales.

Because excessive trading can increase Fund expenses and hurt performance for other shareholders, we may refuse any exchange that we believe is due to market timing or which may otherwise significantly affect a Fund.

We may modify these exchange policies upon 60 days' prior notice to shareholders.

SELLING YOUR SHARES
When you request a redemption by 3:00 p.m. Central Time, the proceeds of the sale will normally be mailed, wired, or sent by electronic transfer (ACH) the next business day, provided all necessary documents have been received by the Transfer Agent, and the funds are available for redemption. If your recent purchase is on hold and not available for redemption, you may exchange it into another Fund. We may hold payment of redemptions until your purchase check has cleared, which may take up to 15 calendar days. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but redemptions cannot be made due to the closure of the banking system.

You may sell shares by contacting your registered representative or by:

Telephone: Check redemptions, ACH, or bank wires
You may redeem up to $25,000 daily by calling Customer Service at 1-877-999-2434 before 3:00 p.m. Central Time. The proceeds of the sale may be sent only to pre-authorized destinations, such as your address of record or your bank account by wire or by ACH.

Bank wires must be for at least $500. You may be charged up to $25 for a wire to your bank, and your bank may charge to receive the wire. International wires are more expensive; therefore, the charge to you may be higher.

ACH transfers must be for at least $50. There is no charge for an ACH transfer. Allow one or two business days after you place your request for the transfer to take place.

Mail
Your written request should include the following information:
    1. Your name, address, and daytime telephone number;
    2. Your account number;
    3. The name or number of the Fund from which you wish to sell shares;
    4. The Class of Shares to be sold, if applicable;
    5. The dollar or share amount of the sale; and
    6. Your signature, guaranteed (see below).

Send the written request to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Special Requirements
A SIGNATURE GUARANTEE is required for any:
    1. Redemption when the account address has been listed less than 30 days; or
    2. Redemption to an address other than that on the account.

You may obtain a signature guarantee from:
    1. A bank which is a member of the FDIC;
    2. A trust company;
    3. A member firm of a national securities exchange; or
    4. Another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed."

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

Check Writing -- Money Market Fund and Municipal Money Market Fund only
The Money Market Funds offer check writing privileges for Class A Shares. You can choose this redemption option by completing the appropriate portions of the account application. The Transfer Agent will provide you with a supply of checks.

- Checks may be written for $100 or more.
- Checks will not be honored if you do not have enough money in your account to cover the check, or if the money in the account is still on hold from a recent purchase.
- If we do not honor a check, you may be charged a fee of $25.
- You may not completely close your account by writing a check.

AUTOMATIC REDEMPTIONS
- You may request an automatic monthly or quarterly ACH transfer of $50 or more from the Fund to your bank, provided your account balance is $5,000 or more.
- You may request a monthly or quarterly automatic check redemption of $50 or more, provided your account balance is $5,000 or more.

REINSTATEMENT PRIVILEGE
If you redeem some or all of your Fund shares, you have up to 30 days to reinvest all or part of your redemption proceeds in Class A shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A shares on which an initial sales charge or CDSC was paid or to redemptions of Class A shares of the Fund that you purchase by reinvesting dividends or distributions. You must ask the Transfer Agent to apply this privilege when you send your purchase.

MINIMUM ACCOUNT BALANCES
If the balance in your account falls below the required minimum initial investment, you will be notified that you should bring the balance up to the required minimum amount within 60 days. If your account remains below the minimum required, it may be closed and the proceeds mailed to the address of record.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividends declared and paid daily:
Money Market Fund
Municipal Money Market Fund
Dividends declared daily and paid monthly:
Core Bond                                             Municipal Bond
Domestic Bond                                         Strategic Bond
High Yield Bond
Dividends paid quarterly:
Balanced                                              Mid Cap Value
Conservative Growth Lifestyle                         Moderate Growth Lifestyle
Growth Lifestyle                                      Small Cap Growth
Large Cap Growth                                      Small Cap Index
Large Cap Value                                       Small Cap Value
Mid Cap Growth                                        Socially Responsible
Mid Cap Index                                         Stock Index
Dividends paid semi-annually:
International Growth
International Value

DIVIDEND PAYMENT OPTIONS
Dividends and any distributions are automatically reinvested in the same Fund without a sales charge, unless you elect to have dividends paid in cash or in shares of the Money Market Fund or the Municipal Money Market Fund. You may make this election on the account application.

BUYING A DIVIDEND
(Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FEDERAL TAXES
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid.

However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income, except that the Municipal Money Market Fund and Municipal Bond Fund intend to pay dividends which are tax-exempt on the Federal level. Income exempt from federal tax may be subject to state and local taxes. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

FOR NON-MONEY MARKET FUNDS
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your account statements to help determine the cost basis of the shares to report on your tax returns.

TAXPAYER IDENTIFICATION NUMBER
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

The line graphs on the following pages reflect how an initial $10,000 investment made on each Fund's inception date, November 2, 1998, would have changed in value by the end of the first fiscal year, October 31, 1999.

Each line graph also shows how each Fund's benchmark index performed during that same period. An investor cannot invest directly in one of the benchmark indices.

Each Fund's average annual total return as of October 31, 1999 is shown after the line graphs. For Class A, both the line graphs and the average annual total return information are calculated as though the maximum front-end sales charge was paid.

                         AMERICAN GENERAL BALANCED FUND

                                    [GRAPH]

              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND

                                    [GRAPH]

                        AMERICAN GENERAL CORE BOND FUND

                                    [GRAPH]

                      AMERICAN GENERAL DOMESTIC BOND FUND

                                    [GRAPH]

                     AMERICAN GENERAL GROWTH LIFESTYLE FUND

                                    [GRAPH]

                     AMERICAN GENERAL HIGH YIELD BOND FUND

                                    [GRAPH]

                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND

                                    [GRAPH]

                   AMERICAN GENERAL INTERNATIONAL VALUE FUND

                                    [GRAPH]

                     AMERICAN GENERAL LARGE CAP GROWTH FUND

                                    [GRAPH]

                     AMERICAN GENERAL LARGE CAP VALUE FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP GROWTH FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP INDEX FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP VALUE FUND

                                    [GRAPH]

                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND

                                    [GRAPH]

                      AMERICAN GENERAL MUNICIPAL BOND FUND

                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP GROWTH FUND

                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP INDEX FUND

                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP VALUE FUND

                                    [GRAPH]

                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND

                                    [GRAPH]

                       AMERICAN GENERAL STOCK INDEX FUND

                                    [GRAPH]

                      AMERICAN GENERAL STRATEGIC BOND FUND

                                    [GRAPH]

The Funds commenced operations on November 2, 1998. For the fiscal year ended October 31, 1999, the average annual total returns were:

                                                              CLASS A    CLASS B
                                                              -------    -------
Balanced Fund                                                   9.07%      9.42%
Conservative Growth Lifestyle Fund                              5.84%      7.21%
Core Bond Fund                                                 (5.24)%    (5.99)%
Domestic Bond Fund                                             (6.03)%    (6.58)%
Growth Lifestyle Fund                                          12.80%     14.52%
High Yield Bond Fund                                           (2.58)%    (3.18)%
International Growth Fund                                       8.42%      9.00%
International Value Fund                                       35.93%     37.70%
Large Cap Growth Fund                                          28.18%     29.70%
Large Cap Value Fund                                            8.24%      8.92%
Mid Cap Growth Fund                                            (2.92)%    (2.90)%
Mid Cap Index Fund                                             12.15%     13.05%
Mid Cap Value Fund                                             13.32%     13.71%
Moderate Growth Lifestyle Fund                                  8.58%     10.26%
Municipal Bond Fund                                           (10.32)%   (11.28)%
Small Cap Growth Fund                                          33.65%     35.40%
Small Cap Index Fund                                            4.92%      5.53%
Small Cap Value Fund                                          (11.68)%   (11.72)%
Socially Responsible Fund                                      15.48%     16.50%
Stock Index Fund                                               17.21%     17.55%
Strategic Bond Fund                                            (2.60)%    (3.29)%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for its period of operations. Certain information reflects financial results for a single Fund share. The total return numbers in the tables represent the rate that an investor would have earned or lost on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and which is incorporated into this document by this reference.

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS A SHARES

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                  -------------------------------------------------------------------------------
                                                    STOCK        MID CAP      SMALL CAP   INTERNATIONAL   LARGE CAP     MID CAP
                                                    INDEX         INDEX         INDEX        GROWTH        GROWTH       GROWTH
                                                    FUND          FUND          FUND          FUND          FUND         FUND
                                                  ---------   -------------   ---------   -------------   ---------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00        $10.00        $10.00        $10.00        $10.00       $10.00
                                                   ------        ------        ------        ------        ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                       0.11          0.10          0.10          0.10         (0.01)       (0.03)
  Net realized and unrealized gain (loss) on
    securities                                       2.32          1.80          1.03          1.40          3.61         0.33
                                                   ------        ------        ------        ------        ------       ------
  Total income (loss) from investment operations     2.43          1.90          1.13          1.50          3.60         0.30
                                                   ------        ------        ------        ------        ------       ------
Distributions:
  Distributions from net investment income          (0.11)        (0.10)        (0.10)           --            --           --
  Distributions from net realized gain on
    securities                                         --            --            --            --            --           --
                                                   ------        ------        ------        ------        ------       ------
  Total distributions                               (0.11)        (0.10)        (0.10)           --            --           --
                                                   ------        ------        ------        ------        ------       ------
Net asset value at end of period                   $12.32        $11.80        $11.03        $11.50        $13.60       $10.30
                                                   ======        ======        ======        ======        ======       ======
TOTAL RETURN                                        24.36%        19.00%        11.32%        15.03%        36.00%        3.01%
                                                   ======        ======        ======        ======        ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            0.82%         0.83%         0.83%         1.40%         1.10%        1.04%
  Ratio of expenses to average net assets before
    expense reductions                               1.53%         1.67%         1.69%         2.68%         2.03%        2.36%
  Ratio of net investment income (loss) to
    average net assets                               1.08%         0.91%         0.97%         1.06%        (0.10)%      (0.31)%
  Portfolio turnover rate                              14%           44%           48%           91%           65%          25%
  Number of shares outstanding at end of period
    (000's)                                           457           272           263           143           203          172
  Net assets at the end of period (000's)          $5,634        $3,209        $2,900        $1,650        $2,760       $1,769

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                  -------------------------------------------------------------------------------
                                                  SMALL CAP   INTERNATIONAL   LARGE CAP      MID CAP      SMALL CAP    SOCIALLY
                                                   GROWTH         VALUE         VALUE         VALUE         VALUE     RESPONSIBLE
                                                    FUND          FUND          FUND          FUND          FUND         FUND
                                                  ---------   -------------   ---------   -------------   ---------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00        $10.00        $10.00        $10.00        $10.00       $10.00
                                                   ------        ------        ------        ------        ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                      (0.07)         0.04          0.09          0.06          0.11         0.10
  Net realized and unrealized gain (loss) on
    securities                                       4.24          4.38          1.39          1.97         (0.73)        2.15
                                                   ------        ------        ------        ------        ------       ------
  Total income (loss) from investment operations     4.17          4.42          1.48          2.03         (0.62)        2.25
                                                   ------        ------        ------        ------        ------       ------
Distributions:
  Distributions from net investment income             --            --         (0.09)        (0.05)        (0.11)       (0.10)
  Distributions from net realized gain on
    securities                                         --            --            --            --            --           --
                                                   ------        ------        ------        ------        ------       ------
  Total distributions                                  --            --         (0.09)        (0.05)        (0.11)       (0.10)
                                                   ------        ------        ------        ------        ------       ------
Net asset value at end of period                   $14.17        $14.42        $11.39        $11.98        $ 9.27       $12.15
                                                   ======        ======        ======        ======        ======       ======
TOTAL RETURN                                        41.80%        44.22%        14.85%        20.23%        (6.29)%      22.53%
                                                   ======        ======        ======        ======        ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            1.40%         1.29%         1.05%         1.29%         1.23%        0.80%
  Ratio of expenses to average net assets before
    expense reductions                               2.44%         2.65%         2.13%         2.43%         2.61%        1.97%
  Ratio of net investment income (loss) to
    average net assets                              (0.71)%        0.38%         0.93%         0.51%         1.15%        0.87%
  Portfolio turnover rate                             128%           32%           66%          177%           91%          24%
  Number of shares outstanding at end of period
    (000's)                                           171           134           178           144           148          137
  Net assets at the end of period (000's)          $2,424        $1,936        $2,028        $1,728        $1,371       $1,663

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS A SHARES CONTINUED

                                                                        FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                          -----------------------------------------------------------------------
                                                                     HIGH YIELD   STRATEGIC   DOMESTIC       CORE       MUNICIPAL
                                                          BALANCED      BOND        BOND        BOND         BOND         BOND
                                                            FUND        FUND        FUND        FUND         FUND         FUND
                                                          --------   ----------   ---------   --------   ------------   ---------
PER SHARE DATA
Net asset value at beginning of year                       $10.00      $10.00      $10.00      $10.00       $10.00       $10.00
                                                           ------      ------      ------      ------       ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                               0.21        0.81        0.67        0.50         0.50         0.36
  Net realized and unrealized gain (loss) on securities      1.36       (0.57)      (0.45)      (0.63)       (0.55)       (0.93)
                                                           ------      ------      ------      ------       ------       ------
  Total income (loss) from investment operations             1.57        0.24        0.22       (0.13)       (0.05)       (0.57)
                                                           ------      ------      ------      ------       ------       ------
Distributions:
  Distributions from net investment income                  (0.21)      (0.81)      (0.67)      (0.50)       (0.50)       (0.36)
  Distributions from net realized gain on securities           --          --          --          --           --           --
                                                           ------      ------      ------      ------       ------       ------
  Total distributions                                       (0.21)      (0.81)      (0.67)      (0.50)       (0.50)       (0.36)
                                                           ------      ------      ------      ------       ------       ------
Net asset value at end of period                           $11.36      $ 9.43      $ 9.55      $ 9.37       $ 9.45       $ 9.07
                                                           ======      ======      ======      ======       ======       ======
TOTAL RETURN                                                15.72%       2.28%       2.26%      (1.34)%      (0.52)%      (5.84)%
                                                           ======      ======      ======      ======       ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                    1.07%       1.25%       1.15%       1.03%        1.05%        1.05%
  Ratio of expenses to average net assets before expense
    reductions                                               2.47%       2.01%       2.48%       2.30%        1.59%        1.93%
  Ratio of net investment income (loss) to average net
    assets                                                   1.98%       5.69%       6.92%       5.21%        4.43%        3.69%
  Portfolio turnover rate                                      62%         72%        183%         98%         469%           9%
  Number of shares outstanding at end of period (000's)       159           4         136         208           14          332
  Net assets at the end of period (000's)                  $1,809      $   34      $1,298      $1,948       $  130       $3,005

                                                                  FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         ------------------------------------------------------------
                                                                    MUNICIPAL                MODERATE    CONSERVATIVE
                                                          MONEY       MONEY       GROWTH      GROWTH        GROWTH
                                                          MARKET      MARKET     LIFESTYLE   LIFESTYLE    LIFESTYLE
                                                           FUND        FUND        FUND        FUND          FUND
                                                         --------   ----------   ---------   ---------   ------------
PER SHARE DATA
Net asset value at beginning of year                      $ 1.00      $ 1.00      $10.00      $10.00        $10.00
                                                          ------      ------      ------      ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                              0.04        0.02        0.07        0.14          0.21
  Net realized and unrealized gain (loss) on securities       --          --        1.91        1.39          1.02
                                                          ------      ------      ------      ------        ------
  Total income (loss) from investment operations            0.04        0.02        1.98        1.53          1.23
                                                          ------      ------      ------      ------        ------
Distributions:
  Distributions from net investment income                 (0.04)      (0.02)      (0.06)      (0.13)        (0.20)
  Distributions from net realized gain on securities          --          --          --          --            --
                                                          ------      ------      ------      ------        ------
  Total distributions                                      (0.04)      (0.02)      (0.06)      (0.13)        (0.20)
                                                          ------      ------      ------      ------        ------
Net asset value at end of period                          $ 1.00      $ 1.00      $11.92      $11.40        $11.03
                                                          ======      ======      ======      ======        ======
TOTAL RETURN                                                4.54%       2.18%      19.65%      15.20%        12.30%
                                                          ======      ======      ======      ======        ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                   0.80%       1.05%       0.10%       0.10%         0.10%
  Ratio of expenses to average net assets before
    expense reductions                                      1.42%       1.89%       0.10%       0.10%         0.10%
  Ratio of net investment income (loss) to average net
    assets                                                  4.58%       2.18%       0.63%       1.33%         2.01%
  Portfolio turnover rate                                    N/A         N/A           9%         11%           10%
  Number of shares outstanding at end of period (000's)    7,549       3,651         162         168           162
  Net assets at the end of period (000's)                 $7,549      $3,651      $1,929      $1,918        $1,790

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS B SHARES

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                 --------------------------------------------------------------------------------
                                                   STOCK       MID CAP     SMALL CAP    INTERNATIONAL    LARGE CAP      MID CAP
                                                   INDEX        INDEX        INDEX         GROWTH         GROWTH        GROWTH
                                                    FUND         FUND         FUND          FUND           FUND          FUND
                                                 ----------   ----------   ----------   -------------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of year              $ 10.00       $10.00       $10.00        $10.00         $10.00        $10.00
                                                  -------       ------       ------        ------         ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                       0.02         0.01         0.02          0.02          (0.05)        (0.07)
  Net realized and unrealized gain (loss) on
    securities                                       2.23         1.79         1.03          1.38           3.52          0.28
                                                  -------       ------       ------        ------         ------        ------
  Total income (loss) from investment
    operations                                       2.25         1.80         1.05          1.40           3.47          0.21
                                                  -------       ------       ------        ------         ------        ------
Distributions:
  Distributions from net investment income          (0.02)       (0.01)       (0.02)           --             --            --
  Distributions from net realized gain on
    securities                                         --           --           --            --             --            --
                                                  -------       ------       ------        ------         ------        ------
  Total distributions                               (0.02)       (0.01)       (0.02)           --             --            --
                                                  -------       ------       ------        ------         ------        ------
Net asset value at end of period                  $ 12.23       $11.79       $11.03        $11.40         $13.47        $10.21
                                                  =======       ======       ======        ======         ======        ======
TOTAL RETURN                                        22.55%       18.05%       10.53%        14.00%         34.70%         2.10%
                                                  =======       ======       ======        ======         ======        ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            1.57%        1.58%        1.58%         2.15%          1.85%         1.79%
  Ratio of expenses to average net assets
    before expense reductions                        1.98%        2.29%        2.37%         3.15%          2.34%         2.74%
  Ratio of net investment income (loss) to
    average net assets                               0.37%        0.17%        0.23%         0.24%         (0.86)%       (1.08)%
  Portfolio turnover rate                              14%          44%          48%           91%            65%           25%
  Number of shares outstanding at end of period
    (000's)                                         1,229          376          305           248            657           357
  Net assets at the end of period (000's)         $15,040       $4,433       $3,361        $2,826         $8,853        $3,652

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                 --------------------------------------------------------------------------------
                                                  SMALL CAP    INTERNATIONAL   LARGE CAP     MID CAP     SMALL CAP     SOCIALLY
                                                   GROWTH          VALUE         VALUE        VALUE        VALUE      RESPONSIBLE
                                                    FUND           FUND           FUND         FUND         FUND         FUND
                                                 -----------   -------------   ----------   ----------   ----------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00         $10.00         $10.00       $10.00       $10.00       $10.00
                                                   ------         ------         ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                      (0.10)         (0.03)          0.01           --         0.03         0.02
  Net realized and unrealized gain (loss) on
    securities                                       4.14           4.30           1.38         1.87        (0.74)        2.13
                                                   ------         ------         ------       ------       ------       ------
  Total income (loss) from investment
    operations                                       4.04           4.27           1.39         1.87        (0.71)        2.15
                                                   ------         ------         ------       ------       ------       ------
Distributions:
  Distributions from net investment income             --             --          (0.01)       (0.02)       (0.03)       (0.02)
  Distributions from net realized gain on
    securities                                         --             --             --           --           --           --
                                                   ------         ------         ------       ------       ------       ------
  Total distributions                                  --             --          (0.01)       (0.02)       (0.03)       (0.02)
                                                   ------         ------         ------       ------       ------       ------
Net asset value at end of period                   $14.04         $14.27         $11.38       $11.85       $ 9.26       $12.13
                                                   ======         ======         ======       ======       ======       ======
TOTAL RETURN                                        40.40%         42.70%         13.92%       18.71%       (7.09)%      21.50%
                                                   ======         ======         ======       ======       ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            2.15%          2.04%          1.80%        2.04%        1.98%        1.55%
  Ratio of expenses to average net assets
    before expense reductions                        2.83%          3.06%          2.48%        2.77%        3.08%        2.49%
  Ratio of net investment income (loss) to
    average net assets                              (1.44)%        (0.40)%         0.17%       (0.26)%       0.42%        0.09%
  Portfolio turnover rate                             128%            32%            66%         177%          91%          24%
  Number of shares outstanding at end of period
    (000's)                                           368            261            434          384          248          243
  Net assets at the end of period (000's)          $5,170         $3,731         $4,939       $4,555       $2,296       $2,943

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS B SHARES CONTINUED

                                                                        FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         ------------------------------------------------------------------------
                                                                    HIGH YIELD   STRATEGIC     DOMESTIC       CORE      MUNICIPAL
                                                         BALANCED      BOND        BOND          BOND         BOND        BOND
                                                           FUND        FUND        FUND          FUND         FUND        FUND
                                                         --------   ----------   ---------   ------------   ---------   ---------
PER SHARE DATA
Net asset value at beginning of year                      $10.00      $10.00      $10.00        $10.00       $10.00      $10.00
                                                          ------      ------      ------        ------       ------      ------
Income (loss) from investment operations:
  Net investment income (loss)                              0.09        0.74        0.59          0.44         0.42        0.28
  Net realized and unrealized gain (loss) on securities     1.35       (0.57)      (0.45)        (0.62)       (0.55)      (0.94)
                                                          ------      ------      ------        ------       ------      ------
  Total income (loss) from investment operations            1.44        0.17        0.14         (0.18)       (0.13)      (0.66)
                                                          ------      ------      ------        ------       ------      ------
Distributions:
  Distributions from net investment income                 (0.09)      (0.74)      (0.59)        (0.44)       (0.42)      (0.28)
  Distributions from net realized gain on securities          --          --          --            --           --          --
                                                          ------      ------      ------        ------       ------      ------
  Total distributions                                      (0.09)      (0.74)      (0.59)        (0.44)       (0.42)      (0.28)
                                                          ------      ------      ------        ------       ------      ------
Net asset value at end of period                          $11.35      $ 9.43      $ 9.55        $ 9.38       $ 9.45      $ 9.06
                                                          ======      ======      ======        ======       ======      ======
TOTAL RETURN                                               14.42%       1.53%       1.48%         1.89%       (1.27)%     (6.75)%
                                                          ======      ======      ======        ======       ======      ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                   1.82%       2.00%       1.90%         1.78%        1.80%       1.80%
  Ratio of expenses to average net assets before
    expense reductions                                      2.76%       2.37%       3.08%         2.55%        2.22%       2.56%
  Ratio of net investment income (loss) to average net
    assets                                                  1.29%       7.30%       6.21%         4.63%        4.10%       2.98%
  Portfolio turnover rate                                     62%         72%        183%           98%         469%          9%
  Number of shares outstanding at end of period (000's)      552          69         179           600           31         450
  Net assets at the end of period (000's)                 $6,261      $  652      $1,704        $5,633       $  294      $4,074

                                                                FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                      ---------------------------------------------------------------
                                                                 MUNICIPAL                  MODERATE     CONSERVATIVE
                                                       MONEY       MONEY       GROWTH        GROWTH         GROWTH
                                                       MARKET      MARKET     LIFESTYLE    LIFESTYLE      LIFESTYLE
                                                        FUND        FUND        FUND          FUND           FUND
                                                      --------   ----------   ---------   ------------   ------------
PER SHARE DATA
Net asset value at beginning of year                   $ 1.00      $ 1.00      $10.00        $10.00         $10.00
                                                       ------      ------      ------        ------         ------
Income (loss) from investment operations:
  Net investment income (loss)                           0.04        0.01        0.06          0.12           0.18
  Net realized and unrealized gain (loss) on
    securities                                             --          --        1.89          1.41           1.05
                                                       ------      ------      ------        ------         ------
  Total income (loss) from investment operations         0.04        0.01        1.95          1.53           1.23
                                                       ------      ------      ------        ------         ------
Distributions:
  Distributions from net investment income              (0.04)      (0.01)      (0.05)        (0.11)         (0.17)
  Distributions from net realized gain on securities       --          --          --            --             --
                                                       ------      ------      ------        ------         ------
  Total distributions                                   (0.04)      (0.01)      (0.05)        (0.11)         (0.17)
                                                       ------      ------      ------        ------         ------
Net asset value at end of period                       $ 1.00      $ 1.00      $11.90        $11.42         $11.06
                                                       ======      ======      ======        ======         ======
TOTAL RETURN                                             3.93%       1.42%      19.52%        15.26%         12.21%
                                                       ======      ======      ======        ======         ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                1.55%       1.80%       0.10%         0.10%          0.10%
  Ratio of expenses to average net assets before
    expense reductions                                   2.23%       2.69%       0.10%         0.10%          0.10%
  Ratio of net investment income (loss) to average
    net assets                                           3.97%       1.42%       0.66%         1.40%          2.11%
  Portfolio turnover rate                                 N/A         N/A           9%           11%            10%
  Number of shares outstanding at end of period
    (000's)                                             6,058       2,841         413           486            532
  Net assets at the end of period (000's)              $6,058      $2,841      $4,915        $5,553         $5,880

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Telephone: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
    - For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.
    - Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-08875 (AGSPC 2)